PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Plant and equipment continuity
	Plant and Equipment		Mineral	Total
(in thousands)	Owned	Right-of-Use	Properties	PP&E

Cost:
Balance – January 1, 2019	$103,430	$—	$178,947	$282,377
Adoption of IFRS 16	—	944	—	944
Additions	376	38	534	948
Disposals	(104)	(76)	—	(180)
Reclamation adjustment (note 13)	885	—	—	885
Balance – December 31, 2019	$104,587	$906	$179,481	$284,974

Additions	16	26	262	304
Disposals	(60)	(41)	—	(101)
Reclamation adjustment (note 13)	1,544	—	—	1,544
Balance – December 31, 2020	$106,087	$891	$179,743	$286,721

Accumulated amortization, depreciation:
Balance – January 1, 2019	$(24,086)	$—	$—	$(24,086)
Amortization	(212)	—	—	(212)
Depreciation	(3,527)	(237)	—	(3,764)
Disposals	95	40	—	135
Reclamation adjustment (note 13)	212	—	—	212
Balance – December 31, 2019	$(27,518)	$(197)	$—	$(27,715)

Amortization	(243)	—	—	(243)
Depreciation	(2,037)	(198)	—	(2,235)
Disposals	60	39	—	99
Reclamation adjustment (note 13)	243	—	—	243
Balance – December 31, 2020	$(29,495)	$(356)	$—	$(29,851)

Carrying value:
Balance – December 31, 2019	$77,069	$709	$179,481	$257,259
Balance – December 31, 2020	$76,592	$535	$179,743	$256,870